UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04612

Name of Fund:	BlackRock EuroFund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2021

Date of reporting period: 12/31/2020

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Advantage Global Fund, Inc.

BlackRock EuroFund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	22.16%	18.40%

U.S. small cap equities (Russell 2000® Index)	37.85	19.96

International equities (MSCI Europe, Australasia, Far East Index)	21.61	7.82

Emerging market equities (MSCI Emerging Markets Index)	31.14	18.31

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.67

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.87)	10.58

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.29	7.51

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.92	4.95

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	11.32	7.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2020	BlackRock Advantage Global Fund, Inc.

Investment Objective

BlackRock Advantage Global Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2020, the Fund underperformed its benchmark, the MSCI All Country World Index.

What factors influenced performance?

The Fund’s performance was challenged against the shifting backdrop during the period, with November 2020 the primary driver of weakness. Despite markets touching new highs, and in many cases having historically strong returns in November, the rise was accompanied by a sharp change in market leadership. After the better-than-expected news on vaccine efficacy, momentum styles, which had driven market gains to that point, experienced the worst relative performance since the global financial crisis. As investors brought forward expectations of a robust economic recovery due to vaccine development, they increasingly sought out contrarian opportunities, adversely impacting the portfolio’s trend-based sentiment insights.

Signals with a slower moving fundamental footprint proved overly conservative, while insights using internet search data and conference call transcripts also lagged. As November saw growth reestablish performance leadership relative to value, value signals and measures that look at cash flow and research and development expenses across companies, as well as exchange-traded product flows, showed renewed weakness. While December 2020 saw an improvement in portfolio performance, November’s lagging returns for momentum and sentiment signals ultimately weighed on relative performance for the period.

While portfolio performance initially held up well as U.S. technology companies sold off in September 2020, an underweight to Japanese technology companies motivated by their lower quality profile ultimately weighed on relative returns as the group soundly outperformed their U.S. counterparts. Elsewhere, fundamental- and sentiment-motivated underweight positions in Europe, food retail, and logistics stocks detracted amid the resurgence of COVID late in the period.

On the positive side, higher frequency trend-based measures seeking to track consumer activity were a strong contributor to relative performance over the third quarter of 2020. Collectively, the combination of online, transactional and mobile application-based activity correctly positioned the Fund during earnings season as economies reopened. Specifically, contrarian positioning in U.S. retail driven by these measures proved additive early in the period, although macro concerns due to fading stimulus hopes pressured this positioning in September.

During the final months of 2020, macro-thematic insights were able to partially offset weaker results across fundamental- and sentiment-based signals. A positive stance with respect to select European economies such as France and Denmark added value, while a modest overweight to the U.S. detracted. Performance gains were supported by new research introduced in November designed to select stocks based on their sensitivity to vaccine-related news flow. Further aiding performance were quality-driven signals focused on business culture and sustainability measures.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major return drivers over the period. There were, however, several new signals added within the stock selection group of insights. Given the dynamism of the current environment, the Fund has instituted enhanced signal constructs to best identify emerging trends due to COVID-19, such as “work from home” and vaccine development. Additionally, a new alternative data-driven insight that looks to capture brand sentiment from consumers was added.

Describe portfolio positioning at period end.

The Fund was positioned essentially neutrally from a geographic and sector perspective at period end. The Fund had a slight underweight allocation to the consumer staples sector and slight overweight positions to health care and energy. In country terms, the Fund had a slight overweight to Taiwan and a slight underweight to the United Kingdom.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of December 31, 2020 (continued)	BlackRock Advantage Global Fund, Inc.

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	23.42%	15.87%	N/A	11.55%	N/A	8.88%	N/A
Investor A	23.26	15.54	9.47%	11.22	10.03%	8.55	7.96%
Investor C	22.79	14.70	13.70	10.37	10.37	7.85	7.85
Class K	23.43	15.88	N/A	11.58	N/A	8.90	N/A
Class R	23.06	15.26	N/A	10.90	N/A	8.18	N/A

MSCI All Country World Index(c)	24.01	16.25	N/A	12.26	N/A	9.13	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Index. The Fund’s returns prior to October 26, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Global SmallCap Fund, Inc.”

(c)	MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,234.20	$ 4.00		$ 1,000.00	$ 1,021.63	$ 3.62		0.71%
Investor A	1,000.00	1,232.60	5.40		1,000.00	1,020.37	4.89		0.96
Investor C	1,000.00	1,227.90	9.60		1,000.00	1,016.59	8.69		1.71
Class K	1,000.00	1,234.30	3.72		1,000.00	1,021.88	3.36		0.66
Class R	1,000.00	1,230.60	6.80		1,000.00	1,019.11	6.16		1.21

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

F U N D S U M M A R Y	5

Fund Summary as of December 31, 2020 (continued)	BlackRock Advantage Global Fund, Inc.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	3%
Microsoft Corp.	3
Amazon.com, Inc.	2
Facebook, Inc., Class A	2
Tencent Holdings Ltd.	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Mastercard, Inc., Class A	1
Bristol-Myers Squibb Co.	1
NVIDIA Corp.	1
Visa, Inc., Class A	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

United States	57%
Japan	6
China	6
France	3
Germany	3
Switzerland	3
Taiwan	2
United Kingdom	2
Canada	2
Netherlands	2
Australia	2
South Korea	2
India	2
Brazil	1
Ireland	1
Denmark	1
Hong Kong	1
Spain	1
South Africa	1
Sweden	1
Finland	1
Other	—	#
Other Assets Less Liabilities	—	(a)

(a)	Rounds to less than 1% of net assets.
#	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

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Fund Summary as of December 31, 2020	BlackRock EuroFund

Investment Objective

BlackRock EuroFund’s (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2020, the Fund outperformed its benchmark, the MSCI EMU Index.

What factors influenced performance?

European equities produced strong gains in the second half of 2020, with nearly all of the positive returns occurring in November and December. The global markets rallied in this time, as investors reacted positively to news that a COVID-19 vaccine had been approved – indicating a possible return to normal economic conditions in 2021. The conclusion of the U.S. election provided an additional boost to the market, as did expectations that world central banks would maintain their highly accommodative monetary policies.

The Fund outperformed with stock selection and sector allocations both contributing to results. An underweight in the health care sector, which experienced volatility ahead of the U.S. elections, contributed positively. A zero weighting in the German pharmaceutical company Bayer AG, which issued a profit warning and wrote down assets in its agricultural business, was particularly helpful. In the consumer discretionary sector, holdings in LVMH Moet Hennessy Louis Vuitton SE (France) and Moncler SpA (Italy) continued to benefit from the rotation of discretionary spending away from experiences and travel. The Fund also capitalized on the ongoing momentum in the renewables space, with the renewable diesel company Neste OYJ (Finland) aiding returns. The travel-related holdings MTU Aero Engines AG (Germany) and Safran SA (France) were also among the Fund’s top performers, as the positive vaccine news indicated a better chance of air travel returning to normal levels. The Fund was further helped by strength in several high-conviction holdings that continued to generate strong performance, such as Rational AG (Germany), DSV Panalpina AS (Denmark) and Sika AG (Switzerland).

The Fund’s zero weightings in a number of cyclical stocks, including the German companies Daimler AG and Siemens AG, detracted from relative performance. Similarly, the Fund was hurt by its lack of a position in the airplane manufacturer Airbus SE. Among stocks the Fund held, positions in Sanofi (France) and SAP (Germany) were key detractors. Additionally, shares of the publishing company RELX PLC (United Kingdom) remained weak as its exhibitions business was disrupted by lockdowns and concerns about the effects of coronavirus-related disruptions on library budgets.

Describe recent portfolio activity.

The Fund increased its weighting in the consumer discretionary sector by adding a new holding in Ferrari SpA (Italy). In health care, the Fund established a position in the German pharmaceutical company Merck KGaA. A position was added in Qiagen NV, a specialist in making tests and machines used to diagnose various diseases, including COVID-19.

Within industrials, the Fund sold its position in the Italian packaging company Industria Macchine Automatiche SpA. The Fund increased its weighting in the chemicals distributor IMCD NV when the company raised equity to fund the acquisition of the Indian pharmaceutical ingredients distributor Signet. The Fund also increased its position in the French banking stock BNP Paribas SA on the day of the vaccine approval in an effort to capitalize on the financial sector’s previous underperformance. The Fund sold its position in the Spanish utility Iberdrola SA and rotated the proceeds into EDP Renováveis, SA based on the investment adviser’s belief that the latter has greater upside due to its larger exposure to renewable energy.

Describe portfolio positioning at period end.

The investment adviser has been adding cyclicality to the portfolio since the market decline in March. The Fund continued to have a pro-cyclical bias at the end of 2020, with overweight positions in the industrials, information technology, consumer discretionary, financials and real estate sectors. The Fund was underweight in consumer staples, communication services, utilities, energy, health care and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of December 31, 2020 (continued)	BlackRock EuroFund

Performance Summary for the Period Ended December 31, 2020

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	25.93%	19.34%	N/A	6.19%	N/A	5.28%	N/A
Investor A	25.76	19.15	12.90%	5.98	4.84%	5.07	4.51%
Investor C	25.41	18.32	17.32	5.17	5.17	4.37	4.37
Class K	26.02	19.56	N/A	6.29	N/A	5.33	N/A
Class R	25.62	18.81	N/A	5.46	N/A	4.53	N/A

MSCI EMU Index(c)	23.05	7.89	N/A	7.47	N/A	5.24	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies located in countries participating in the European Monetary Union (the ‘‘Eurozone’’). The Fund’s total returns prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.

(c)

MSCI EMU Index captures large and mid-cap representation across the 10 Developed Markets countries in the European Economic and Monetary Union (“EMU”). With 246 constituents, the MSCI EMU Index covers approximately 85% of the free float-adjusted market capitalization of the EMU.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,259.30	$ 6.72		$ 1,000.00	$ 1,019.26	$ 6.01		1.18%
Investor A	1,000.00	1,257.60	7.74		1,000.00	1,018.35	6.92		1.36
Investor C	1,000.00	1,254.10	12.16		1,000.00	1,014.42	10.87		2.14
Class K	1,000.00	1,260.20	5.70		1,000.00	1,020.16	5.09		1.00
Class R	1,000.00	1,256.20	9.10		1,000.00	1,017.14	8.13		1.60

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

LVMH Moet Hennessy Louis Vuitton SE	7%
ASML Holding NV	7
BNP Paribas SA	4
Schneider Electric SE	4
Safran SA	3
Sanofi	3
Allianz SE	3
Kering SA	3
DSV Panalpina A/S	3
FinecoBank Banca Fineco SpA	3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

France	36%
Germany	20
Netherlands	13
Italy	9
Finland	5
Switzerland	4
United Kingdom	4
Denmark	3
Belgium	2
Spain	1
Portugal	1
Ireland	1
United States	1
Liabilities in Excess of Other Assets	(—	)(a)

(a)	Rounds to less than 1% of net assets.

8	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	9

Schedule of Investments (unaudited) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	314	$68,329

Australia — 1.4%
Alumina Ltd.	21,662	30,713
Aristocrat Leisure Ltd.	31,006	744,484
ASX Ltd.	1,253	69,538
Atlas Arteria Ltd.	8,104	40,750
Australia & New Zealand Banking Group Ltd.	12,119	212,666
Bendigo & Adelaide Bank Ltd.	31,647	227,992
BHP Group Ltd.	6,359	207,777
BHP Group PLC	5,713	150,848
Brambles Ltd.	101,558	833,008
Challenger Ltd.(a)	6,529	32,443
CIMIC Group Ltd.(a)	3,585	67,434
Cochlear Ltd.(a)	1,822	265,858
CSL Ltd.	3,337	729,109
Goodman Group	36,712	536,637
IDP Education Ltd.(a)	9,995	153,200
Iluka Resources Ltd.(a)	56,341	282,914
IOOF Holdings Ltd.	27,675	75,040
Macquarie Group Ltd.	1,928	205,794
Medibank Pvt Ltd.	37,170	86,091
Perpetual Ltd.	785	21,053
South32 Ltd.	22,236	42,497
Tabcorp Holdings Ltd.(a)	16,829	50,668
Westpac Banking Corp.	23,827	354,577
Woodside Petroleum Ltd.	17,037	298,925
Worley Ltd.	2,488	21,976

		5,741,992

Austria — 0.0%
Raiffeisen Bank International AG(a)	831	16,888
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	29,679

		46,567

Bangladesh — 0.1%
Athene Holding Ltd., Class A(a)	8,437	363,972

Belgium — 0.1%
Umicore SA	10,168	488,725
Warehouses De Pauw CVA	834	28,914

		517,639

Brazil — 0.4%
Ambev SA	56,425	170,580
B2W Cia Digital(a)	1,318	19,193
B3 SA - Brasil Bolsa Balcao	19,114	228,848
Banco do Brasil SA	11,725	88,145
Cia de Saneamento de Minas Gerais-COPASA	5,604	17,768
EDP - Energias do Brasil SA	3,700	14,070
Marfrig Global Foods SA(a)	7,368	20,583
Petroleo Brasileiro SA	5,091	28,124
Porto Seguro SA	11,122	105,151
Telefonica Brasil SA	2,130	19,151
Ultrapar Participacoes SA(a)	53,424	244,567
Vale SA	30,458	512,646
WEG SA	11,442	167,108
XP, Inc., Class A(a)	1,045	41,455

		1,677,389

Security	Shares	Value

Canada — 2.0%
ARC Resources Ltd.	5,405	$25,477
Bank of Montreal	1,361	103,478
Bank of Nova Scotia	2,742	148,205
Canada Goose Holdings, Inc.(a)	481	14,319
Canadian Apartment Properties REIT	798	31,339
Canadian Imperial Bank of Commerce	553	47,232
CGI, Inc.(a)	2,433	193,031
Constellation Software, Inc.	58	75,316
Descartes Systems Group Inc. (The)(a)	1,089	63,694
FirstService Corp.	179	24,499
Franco-Nevada Corp.	2,111	264,683
Great-West Lifeco, Inc.	9,505	226,630
Hydro One Ltd.(b)	1,512	34,032
Lightspeed POS Inc.(a)	510	35,995
Lululemon Athletica, Inc.(a)	2,525	878,776
Metro, Inc.	2,541	113,386
Onex Corp.	8,968	514,732
Parex Resources Inc.(a)	2,895	39,846
Rogers Communications, Inc., Class B	2,086	97,114
Royal Bank of Canada	9,864	810,492
Shopify, Inc., Class A(a)	951	1,073,840
Teck Resources Ltd., Class B(a)	3,849	69,850
TMX Group Ltd.	763	76,210
Topicus.com Inc.(a)	107	405
Toronto-Dominion Bank	51,279	2,897,310
Tourmaline Oil Corp.	1,989	26,814
Wheaton Precious Metals Corp.	16,252	678,731

		8,565,436

China — 5.7%
3SBio, Inc.(a)(b)	16,000	14,607
Alibaba Group Holding Ltd., ADR(a)	13,353	3,107,644
BAIC Motor Corp. Ltd., Class H(b)	81,000	30,057
Baidu, Inc., ADR(a)	234	50,600
Bank of China Ltd., Class H	61,000	20,646
Bank of Communications Co. Ltd., Class H	58,000	30,680
BBMG Corp., Class H	100,000	19,363
BeiGene Ltd., ADR(a)	72	18,604
BYD Co. Ltd., Class A	23,039	690,164
CanSino Biologics, Inc., Class H(a)(b)	800	18,219
China Aoyuan Group Ltd.	15,000	14,595
China Construction Bank Corp., Class A	15,300	14,782
China Construction Bank Corp., Class H	233,000	175,747
China Hongqiao Group Ltd.	65,500	60,051
China Life Insurance Co. Ltd., Class H	189,000	416,079
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	15,100	30,836
China Mobile Ltd.	24,000	136,811
China Molybdenum Co. Ltd., Class A	21,500	20,705
China Overseas Land & Investment Ltd.	19,000	41,277
China Railway Group Ltd., Class A	17,800	14,438
China Unicom Hong Kong Ltd.	42,000	23,960
China Vanke Co. Ltd., Class A	136,300	601,634
CNOOC Ltd.	123,000	112,843
CSPC Pharmaceutical Group Ltd.	126,080	128,367
Dali Foods Group Co. Ltd.(b)	89,000	50,869
Datang International Power Generation Co. Ltd., Class H(c)	242,000	31,264
East Money Information Co. Ltd., Class A	6,300	30,020
Ganfeng Lithium Co. Ltd., Class H(b)	3,000	35,931
GDS Holdings Ltd., ADR(a)	587	54,967

10	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
GDS Holdings Ltd., Class A(a)	1,400	$16,316
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class H, Class H	22,000	53,827
Guotai Junan Securities Co. Ltd., Class H(b)	10,800	15,737
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,800	129,837
Huadian Power International Corp. Ltd., Class H	120,000	30,200
Industrial & Commercial Bank of China Ltd., Class H	484,000	310,965
Industrial Bank Co. Ltd., Class A	74,672	239,841
JD.com, Inc., ADR(a)	23,812	2,093,075
JD.com, Inc., Class A(a)	13,050	574,753
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	25,000	33,967
Jinke Properties Group Co. Ltd., Class A	30,200	32,920
JOYY, Inc., ADR	771	61,665
Kaisa Group Holdings Ltd.(a)	57,000	28,188
KE Holdings, Inc.(a)	2,252	138,588
Kingdee International Software Group Co. Ltd.(a)	18,000	73,486
KWG Group Holdings Ltd.	16,000	21,860
Lenovo Group Ltd.	148,000	139,918
Logan Group Co. Ltd.	52,000	85,185
LONGi Green Energy Technology Co. Ltd., Class A	23,200	329,421
Luxshare Precision Industry Co. Ltd., Class A	11,148	96,354
Meituan, Class B(a)	54,700	2,059,097
Metallurgical Corp. of China Ltd., Class H	343,000	60,661
NetEase, Inc.	3,500	66,857
NetEase, Inc., ADR	9,533	912,975
New Oriental Education & Technology Group, Inc., ADR(a)	365	67,821
NIO, Inc., ADR(a)	11,036	537,895
PetroChina Co. Ltd., Class H	594,000	183,928
Pinduoduo, Inc., ADR(a)	3,704	658,090
Ping An Insurance Group Co. of China Ltd., Class H	47,500	578,057
Poly Developments and Holdings Group Co. Ltd., Class A	143,000	347,427
Postal Savings Bank of China Co. Ltd., Class H(b)	328,000	185,340
SF Holding Co. Ltd., Class A	54,400	738,190
Shenzhen Inovance Technology Co. Ltd., Class A	7,800	112,025
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,002	588,927
Shui On Land Ltd.(a)	75,000	10,443
Sinotruk Hong Kong Ltd.	26,000	66,600
Spring Airlines Co. Ltd., Class A	2,700	23,081
Sunac China Holdings Ltd.	11,000	40,661
Tencent Holdings Ltd.	70,900	5,101,522
Uni-President China Holdings Ltd.	42,000	42,768
WuXi AppTec Co. Ltd., Class A	6,200	128,392
WuXi AppTec Co. Ltd., Class H(b)	3,380	66,306
Wuxi Biologics Cayman, Inc.(a)(b)	21,000	278,488
Xiaomi Corp., Class B(a)(b)	65,600	278,818
Yadea Group Holdings Ltd.(b)	64,000	132,256
Yango Group Co. Ltd., Class A	29,300	29,375
Yangzijiang Shipbuilding Holdings Ltd.	30,800	22,265
Yuzhou Group Holdings Co. Ltd.	39,000	14,094
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	12,500	152,611

		23,986,833

Czech Republic — 0.0%
CEZ AS	4,099	98,311

Denmark — 0.9%
Chr Hansen Holding A/S(a)	4,040	417,419

Security	Shares	Value

Denmark (continued)
ISS A/S(a)	1,135	$19,524
Novo Nordisk A/S, Class B	20,021	1,396,648
Novozymes A/S, B Shares	7,335	417,801
Orsted A/S(b)	2,735	559,595
Rockwool International AS, -B Shares	485	181,514
Vestas Wind Systems A/S	2,458	580,652

		3,573,153

Finland — 0.5%
Neste OYJ	5,242	380,589
Nordea Bank Abp(a)	174,733	1,432,005
Sampo OYJ, A Shares	13	556
Wartsila OYJ Abp	23,863	238,830

		2,051,980

France — 3.2%
Air Liquide SA	6,321	1,036,308
Alstom SA(a)	4,678	266,454
Amundi SA(a)(b)	1,379	112,391
AXA SA	46,335	1,111,221
BNP Paribas SA(a)	6,376	336,603
Bureau Veritas SA(a)	4,135	110,383
Casino Guichard Perrachon SA(a)	687	21,119
Christian Dior SE	987	548,142
Cie de Saint-Gobain(a)	12,025	553,058
CNP Assurances(a)	6,440	104,631
Danone SA	1,379	90,747
Dassault Systemes SE	272	55,167
Electricite de France SA(a)	14,808	234,327
Engie SA(a)	22,974	352,192
Eutelsat Communications SA	18,040	204,077
Faurecia SE(a)	4,349	222,828
Gecina SA	546	84,903
Hermes International	211	226,884
Ipsen SA	168	13,892
Kering SA	276	200,302
Klepierre SA	1,467	33,087
Legrand SA	10,233	915,409
L’Oreal SA	6,527	2,490,390
Natixis SA(a)	39,394	134,984
Nexans SA(a)	3,102	224,460
Orange SA	36,459	434,045
Peugeot SA(a)	4,127	113,020
Renault SA(a)	5,131	224,594
Rexel SA(a)	14,281	225,402
Sanofi	3,511	340,297
Schneider Electric SE	3,787	547,325
Societe Generale SA(a)	38,083	791,692
Unibail-Rodamco-Westfield	3,283	255,696
Valeo SA	6,915	272,757
Vinci SA(a)	5,104	508,406

		13,397,193

Germany — 2.8%
adidas AG(a)	2,565	933,159
Allianz SE, Registered Shares	706	173,445
BASF SE	8,536	674,708
Bayerische Motoren Werke AG	4,072	359,381
Beiersdorf AG	24,393	2,804,209
Covestro AG(b)	4,080	251,383
Daimler AG, Registered Shares	8,233	583,549
Deutsche Post AG, Registered Shares	10,921	540,980

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Wohnen SE	1,775	$94,705
E.ON SE	61,598	682,089
Fielmann AG(a)	1,571	127,532
HeidelbergCement AG	506	37,674
Hella GmbH & Co. KGaA(a)	2,539	164,084
HUGO BOSS AG	14,837	493,017
Infineon Technologies AG	13,598	519,289
Jenoptik AG	4	122
KION Group AG	1,071	92,879
Knorr-Bremse AG	2,256	307,795
RWE AG	8,225	347,977
SAP SE	1,945	251,914
Siemens AG, Registered Shares	11,973	1,724,667
Talanx AG(a)	429	16,681
thyssenkrupp AG(a)	16,837	166,839
TUI AG	7	44
Volkswagen AG	235	48,998
Wacker Chemie AG	1,172	167,907

		11,565,027

Hong Kong — 0.8%
Alibaba Pictures Group Ltd.(a)	210,000	26,048
BOC Hong Kong Holdings Ltd.	204,000	618,370
Cathay Pacific Airways Ltd.(a)	30,000	27,787
China Jinmao Holdings Group Ltd.	38,000	17,503
CK Asset Holdings Ltd.	13,332	68,218
CLP Holdings Ltd.	20,000	184,933
ESR Cayman Ltd.(a)(b)	5,000	17,948
Hang Seng Bank Ltd.	14,400	248,516
Henderson Land Development Co. Ltd.	29,000	112,655
Hongkong Land Holdings Ltd.	49,700	205,269
Kerry Properties Ltd.	7,500	18,970
Link REIT	44,300	402,322
Melco Resorts & Entertainment Ltd., ADR(a)	5,814	107,850
MTR Corp. Ltd.	66,000	369,114
Shenzhen Investment Ltd.	76,000	26,079
Sun Hung Kai Properties Ltd.	7,000	89,523
Swire Pacific Ltd., Class A	21,000	115,676
Swire Properties Ltd.	80,000	232,594
Techtronic Industries Co. Ltd.	19,000	271,575
Towngas China Co. Ltd.(a)	27,000	12,182
Vitasoy International Holdings Ltd.	2,000	7,790
Yuexiu Property Co. Ltd.	118,000	23,743

		3,204,665

Hungary(a) — 0.2%
MOL Hungarian Oil & Gas PLC	83,972	619,093
OTP Bank Nyrt	7,479	337,038

		956,131

India — 1.4%
Asian Paints Ltd.	17,482	662,189
Axis Bank Ltd.(a)	9,331	79,425
Glenmark Pharmaceuticals Ltd.	3,939	26,601
HCL Technologies Ltd.	31,964	414,857
HDFC Bank Ltd.(a)	45,000	886,342
HDFC Life Insurance Co. Ltd.(a)(b)	23,683	219,849
Hindustan Petroleum Corp. Ltd.	18,130	54,105
Hindustan Unilever Ltd.	7,404	243,066
Housing Development Finance Corp. Ltd.	33,995	1,191,047
Indiabulls Housing Finance Ltd.	15,882	47,930
Indian Oil Corp. Ltd.	14,153	17,637

Security	Shares	Value

India (continued)
IndusInd Bank Ltd.(a)	2,836	$34,802
Infosys Ltd.	26,993	462,735
InterGlobe Aviation Ltd.(a)(b)	1,561	36,893
ITC Ltd.	50,066	143,380
KEC International Ltd.	2,445	12,206
Kotak Mahindra Bank Ltd.(a)	16,184	442,319
L&T Finance Holdings Ltd.	21,198	27,223
Nestle India Ltd.	255	64,267
Oil & Natural Gas Corp. Ltd.	17,525	22,358
Pidilite Industries Ltd.	3,970	96,044
Reliance Industries Ltd.	9,962	271,055
State Bank of India(a)	5,480	20,664
Tata Consultancy Services Ltd.	13,892	545,471

		6,022,465

Indonesia — 0.1%
Bank Central Asia Tbk PT	213,800	515,371
Bank Negara Indonesia Persero Tbk PT	125,800	55,394

		570,765

Ireland — 0.9%
Accenture PLC, Class A	2,127	555,594
AerCap Holdings NV(a)	918	41,843
Allegion PLC	8,961	1,042,881
Experian PLC	21,757	826,519
Flutter Entertainment PLC(a)	1,062	215,942
Jazz Pharmaceuticals PLC(a)	2,185	360,634
Kingspan Group PLC(a)	3,589	251,670
Medtronic PLC	2,708	317,215

		3,612,298

Israel — 0.3%
Bank Hapoalim BM(a)	19,488	133,848
Bank Leumi Le-Israel BM	2,551	15,058
Check Point Software Technologies Ltd.(a)	5,351	711,201
CyberArk Software Ltd.(a)	815	131,696
JFrog Ltd.(a)	544	34,180
Teva Pharmaceutical Industries Ltd.(a)	5,911	57,107
Wix.com Ltd.(a)	1,317	329,197

		1,412,287

Italy — 0.4%
Enel SpA	77,513	788,674
Intesa Sanpaolo SpA(a)	41,966	99,196
Pirelli & C SpA(a)(b)	9,977	54,086
Prysmian SpA	6,783	241,425
UniCredit SpA(a)	15,983	149,751
Unipol Gruppo SpA(a)	58,511	281,169

		1,614,301

Japan — 6.3%
Amada Co. Ltd.	25,500	280,607
ANA Holdings, Inc.(a)	1,400	30,934
Asahi Kasei Corp.	14,600	149,652
Astellas Pharma, Inc.	41,400	641,028
Benesse Holdings, Inc.	4,500	87,914
Bridgestone Corp.	9,600	314,840
Brother Industries Ltd.	1,100	22,708
Canon, Inc.	15,400	298,337
Central Japan Railway Co.	1,700	240,386
Chugai Pharmaceutical Co. Ltd.	8,300	442,848
Dai Nippon Printing Co. Ltd.	9,400	169,084
Daiichi Sankyo Co. Ltd.	1,500	51,405
Daiwa House Industry Co. Ltd.	8,900	264,621

12	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Denso Corp.	2,000	$119,041
DIC Corp.	700	17,701
Dip Corp.	800	21,377
East Japan Railway Co.	5,500	366,935
Eisai Co. Ltd.	2,800	200,237
Electric Power Development Co. Ltd.	4,900	67,621
FANUC Corp.	3,300	814,602
Fast Retailing Co. Ltd.	3,100	2,779,705
Fuji Media Holdings, Inc.	3,000	32,019
FUJIFILM Holdings Corp.	4,900	258,485
House Foods Group, Inc.	400	15,204
Inpex Corp.	21,900	118,092
Japan Airlines Co. Ltd.(a)	4,900	94,493
Japan Post Bank Co. Ltd.	4,600	37,810
Japan Post Holdings Co. Ltd.	154,300	1,201,864
Japan Tobacco, Inc.	17,500	356,775
Kajima Corp.	2,600	34,879
Kaneka Corp.	1,400	49,048
Kao Corp.	20,900	1,614,654
KDDI Corp.	32,500	963,633
Keyence Corp.	3,500	1,968,808
Konica Minolta, Inc.	28,700	109,898
Kyocera Corp.	5,400	331,443
Lintec Corp.	700	15,477
Mitsubishi Materials Corp.	3,900	82,158
Mitsubishi UFJ Lease & Finance Co. Ltd.	36,300	174,308
Murata Manufacturing Co. Ltd.	3,100	280,641
Nexon Co. Ltd.	8,000	246,839
Nidec Corp.	8,200	1,037,365
Nihon Kohden Corp.	500	18,622
Nikon Corp.	2,900	18,322
Nintendo Co. Ltd.	1,000	641,941
Nippon Paint Holdings Co. Ltd.	700	76,918
Nippon Shokubai Co. Ltd.	700	39,253
Nippon Telegraph & Telephone Corp.	23,200	595,288
Nippon Television Holdings, Inc.	1,500	16,353
Nitto Denko Corp.	3,000	268,740
Oriental Land Co. Ltd.	5,100	842,680
Pola Orbis Holdings, Inc.	10,000	203,065
Recruit Holdings Co. Ltd.	27,900	1,171,882
Resona Holdings, Inc.	86,300	302,116
Resorttrust, Inc.	1,300	18,602
Ricoh Co. Ltd.	2,800	18,412
Rohm Co. Ltd.	1,700	164,799
Sansan Inc.(a)	500	32,989
Seiko Epson Corp.	3,900	57,954
Sekisui House Ltd.	3,000	61,115
Seven & i Holdings Co. Ltd.	12,500	442,632
Shimano, Inc.	100	23,408
Shinsei Bank Ltd.	3,300	40,768
Shionogi & Co. Ltd.	2,600	142,146
Shiseido Co. Ltd.	300	20,767
Shizuoka Bank Ltd.	4,100	30,095
SMC Corp.	300	183,221
Softbank Corp.	20,600	258,571
SoftBank Group Corp.	10,900	846,222
Sojitz Corp.	7,700	17,195
Sony Corp.	1,800	181,382
Subaru Corp.	1,000	20,009
Sumitomo Chemical Co. Ltd.	44,400	178,967

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	10,500	$325,481
Sumitomo Mitsui Trust Holdings, Inc.	6,100	188,214
Sumitomo Rubber Industries Ltd.	15,500	133,366
Suntory Beverage & Food Ltd.	3,300	116,884
Sysmex Corp.	2,900	348,947
Taisho Pharmaceutical Holdings Co. Ltd.	300	20,229
Takeda Pharmaceutical Co. Ltd.	2,600	94,092
Teijin Ltd.	11,100	208,881
Tokyo Electron Ltd.	200	74,713
Toray Industries, Inc.	3,600	21,353
Toyota Motor Corp.	3,200	246,944
Unicharm Corp.	11,900	564,369
Yakult Honsha Co. Ltd.	5,700	287,462
Yamada Holdings Co. Ltd.	63,400	336,845
Yaskawa Electric Corp.	1,400	69,797
Z Holdings Corp.	28,400	171,855
Zeon Corp.	8,100	116,358

		26,665,700

Luxembourg — 0.0%
APERAM SA	3	125
RTL Group SA(a)	1,457	70,884

		71,009

Macau — 0.1%
Sands China Ltd.(a)	106,400	464,691

Malaysia — 0.2%
CIMB Group Holdings Bhd	21,600	23,126
Genting Bhd	38,000	42,208
Hartalega Holdings Bhd	18,100	54,784
Inari Amertron Bhd	34,600	23,825
Kossan Rubber Industries	10,800	12,142
Malayan Banking Bhd	9,700	20,420
Press Metal Aluminium Holdings BHD	39,500	82,524
Public Bank Bhd(a)	50,800	260,482
QL Resources BHD	18,750	27,042
Supermax Corp. Bhd(a)	47,328	71,103
Tenaga Nasional Bhd	19,800	51,363
Top Glove Corp. Bhd	11,800	18,029

		687,048

Malta — 0.0%
Kindred Group PLC(a)	1,859	18,189

Mexico — 0.2%
America Movil SAB de CV, Series L	896,454	652,761
Cemex SAB de CV(a)	199,607	103,016
Fomento Economico Mexicano SAB de CV	11,414	86,232
Grupo Financiero Banorte SAB de CV, Class O(a)	6,378	35,234
Grupo Mexico SAB de CV, Series B	6,399	27,050
Megacable Holdings SAB de CV, CPO	6,900	25,201
Orbia Advance Corp. SAB de CV	12,300	28,897

		958,391

Netherlands — 1.8%
ABN AMRO Bank NV(a)(b)	20,569	201,553
Aegon NV	172,711	688,921
Akzo Nobel NV	5,162	554,061
ASML Holding NV	666	322,462
ASR Nederland NV	3,244	129,796
Euronext NV(b)	1,650	181,747
EXOR NV	369	29,973
Flow Traders(b)	812	26,883

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
ING Groep NV(a)	44,833	$416,850
Koninklijke DSM NV	7,510	1,291,504
Koninklijke Philips NV(a)	8,879	478,290
Koninklijke Vopak NV	2,767	145,319
NN Group NV	2,605	112,615
NXP Semiconductors NV	1,931	307,048
Prosus NV(a)	6,241	673,895
Royal Dutch Shell PLC, A Shares	76,701	1,333,239
SBM Offshore NV	3,327	62,853
Signify NV(a)(b)	13,557	569,207
Wereldhave NV	1	13

		7,526,229

New Zealand — 0.0%
a2 Milk Co. Ltd.(a)	4,159	36,700
Fisher & Paykel Healthcare Corp. Ltd.	1,991	47,284

		83,984

Norway — 0.4%
Equinor ASA	92,627	1,563,218
NEL ASA(a)	55,956	189,337
Telenor ASA	2,545	43,201

		1,795,756

Peru — 0.2%
Southern Copper Corp.	10,216	665,266

Poland(a) — 0.0%
Bank Polska Kasa Opieki SA	1,449	23,800
PGE Polska Grupa Energetyczna SA	17,114	29,909

		53,709

Portugal — 0.1%
EDP - Energias de Portugal SA	59,120	371,067

Russia — 0.1%
Gazprom PJSC	25,386	72,901
Lukoil PJSC	2,944	204,976
MMC Norilsk Nickel PJSC	439	140,698
Novatek PJSC, GDR, Registered Shares	348	56,671
PhosAgro PJSC, GDR, Registered Shares	1,139	15,533
Tatneft PJSC	10,670	74,350

		565,129

Saudi Arabia — 0.1%
Al Rajhi Bank	4,231	83,005
Al Tayyar Travel Group Holding Co.(a)	10,534	53,228
Saudi Arabian Mining Co.(a)	2,637	28,493
Saudi Arabian Oil Co.(b)	5,086	47,464

		212,190

Singapore — 0.2%
CapitaLand Ltd.	57,200	141,929
DBS Group Holdings Ltd.	2,600	49,272
Jardine Cycle & Carriage Ltd.	7,300	108,149
NetLink NBN Trust	47,800	34,937
Oversea-Chinese Banking Corp. Ltd.	21,100	160,792
Singapore Airlines Ltd.(a)	79,800	258,929
Singapore Technologies Engineering Ltd.	18,600	53,830
Singapore Telecommunications Ltd.	47,100	82,243
United Overseas Bank Ltd.	5,100	86,926

		977,007

South Africa — 0.4%
Absa Group Ltd.	8,184	66,905

Security	Shares	Value

South Africa (continued)
Anglo American Platinum Ltd.	3,301	$324,824
Barloworld Ltd.(a)	2,010	12,461
Bidvest Group Ltd.(a)	21,606	231,343
FirstRand Ltd.(a)	37,728	131,460
Gold Fields Ltd.	2,296	21,314
Investec Ltd.	9,546	23,800
Kumba Iron Ore Ltd.	965	40,899
MTN Group Ltd.(a)	9,428	38,911
Naspers Ltd., N Shares	3,513	719,373
Sanlam Ltd.	5,194	20,731
Standard Bank Group Ltd.	22,345	193,529

		1,825,550

South Korea — 1.5%
Celltrion, Inc.(a)	143	47,333
Hanjin Kal Corp.(a)	552	32,089
Hyundai Mobis Co. Ltd.(a)	1,448	340,810
Hyundai Motor Co.	938	166,263
Kakao Corp.	628	225,339
KB Financial Group, Inc.(a)	1,284	50,997
Korea Electric Power Corp.(a)	1,764	44,524
Korea Zinc Co. Ltd.(a)	269	99,616
KT Corp(a)	13,267	293,261
LG Corp.(a)	649	52,370
LG Household & Health Care Ltd.(a)	37	55,223
NAVER Corp.(a)	2,651	714,628
POSCO	3,610	902,065
Samsung Biologics Co. Ltd.(a)(b)	95	72,330
Samsung Electronics Co. Ltd.	22,696	1,694,834
Samsung Fire & Marine Insurance Co. Ltd.(a)	103	17,793
Samsung Life Insurance Co. Ltd.(a)	1,590	116,025
Samsung SDI Co. Ltd.(a)	277	160,535
Shinhan Financial Group Co. Ltd.	20,515	608,743
SillaJen, Inc.(a)(d)	770	7,290
SK Holdings Co. Ltd.	448	99,393
SK Hynix, Inc.	881	96,230
SK Innovation Co. Ltd.(a)	890	156,106
SK Telecom Co. Ltd.	1,140	250,532

		6,304,329

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA(a)	46,643	231,191
Banco Santander SA(a)	89,683	279,662
EDP Renovaveis SA	7,124	198,429
Iberdrola SA	53,526	769,184
Industria de Diseno Textil SA	26,744	848,850
Mapfre SA	11,807	23,074
Naturgy Energy Group SA	9,928	230,867
Repsol SA	26,640	268,375
Siemens Gamesa Renewable Energy SA	6,319	256,591
Zardoya Otis SA	4,655	32,700

		3,138,923

Sweden — 0.5%
Atlas Copco AB, A Shares	25,235	1,251,055
Boliden AB	2,273	80,640
Castellum AB	5	128
Epiroc AB, Class A	2,432	44,201
Kinnevik AB, Class B(a)	5,991	300,967
Loomis AB(a)	1,329	36,538
Pandox AB(a)	5,121	89,860

14	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB	17,052	$59,687
SSAB AB, -A Shares(a)	48,991	173,667
Svenska Handelsbanken AB, A Shares(a)	15,510	156,341

		2,193,084

Switzerland — 2.6%
Cie Financiere Richemont SA, Class A, Registered Shares	7,139	644,951
Credit Suisse Group AG, Registered Shares	54,466	703,204
Givaudan SA, Registered Shares	251	1,061,936
Kuehne + Nagel International AG, Registered Shares	1,285	291,590
Nestle SA, Registered Shares	30,508	3,606,389
Novartis AG, Registered Shares	914	86,060
Roche Holding AG	4,779	1,664,519
SGS SA, Registered Shares	80	241,150
Sika AG, Registered Shares	7,062	1,925,054
STMicroelectronics NV	8,899	329,225
Swiss Re AG	1,971	185,694
UBS Group AG, Registered Shares	27,085	381,352

		11,121,124

Taiwan — 2.4%
ASE Technology Holding Co. Ltd.	18,000	52,215
ASPEED Technology, Inc.	1,000	61,164
Cathay Financial Holding Co. Ltd.	101,595	152,980
CTBC Financial Holding Co. Ltd.	468,000	328,476
Delta Electronics, Inc.	19,000	178,181
E.Sun Financial Holding Co. Ltd.	62,000	56,431
Evergreen Marine Corp. Taiwan Ltd.(a)	25,000	36,299
First Financial Holding Co. Ltd.	36,000	27,395
Fubon Financial Holding Co. Ltd.	595,000	990,885
Hon Hai Precision Industry Co. Ltd.	20,000	65,579
Largan Precision Co. Ltd.	2,000	227,924
MediaTek, Inc.	72,000	1,920,044
Parade Technologies Ltd.	2,000	79,183
Primax Electronics Ltd.	21,000	36,533
Realtek Semiconductor Corp.	21,000	292,560
Shin Foong Specialty & Applied Materials Co. Ltd.	2,000	10,582
Taiwan Mobile Co. Ltd.	8,000	28,159
Taiwan Semiconductor Manufacturing Co. Ltd.	260,000	4,918,540
TPK Holding Co. Ltd.(a)	11,000	18,185
Uni-President Enterprises Corp.	296,000	711,932

		10,193,247

Thailand — 0.2%
Gulf Energy Development PCL	11,000	12,575
Kasikornbank PCL, NVDR(a)	194,500	733,379
Siam Cement PCL, NVDR	3,400	42,891

		788,845

Turkey(a) — 0.0%
Arcelik	7,069	28,959
Koza Anadolu Metal Madencilik Isletmeleri AS	12,826	26,729
Turkiye Is Bankasi, Class C	40,453	38,052

		93,740

United Kingdom — 2.3%
Abcam PLC(a)	3,049	64,627
Anglo American PLC	37,239	1,235,961
AstraZeneca PLC	9,957	992,845
Aviva PLC	40,387	179,643
Babcock International Group PLC(a)	13,765	52,600
British American Tobacco PLC	5,504	204,401

Security	Shares	Value

United Kingdom (continued)
BT Group PLC(a)	418,931	$755,106
Centrica PLC(a)	160,157	101,623
ConvaTec Group PLC(b)	34,099	92,888
Diageo PLC	3,220	127,411
Direct Line Insurance Group PLC	23,450	102,563
Dunelm Group PLC(a)	4,217	69,819
GlaxoSmithKline PLC	40,655	743,904
Howden Joinery Group PLC(a)	2,934	27,640
IG Group Holdings PLC	5	59
IHS Markit Ltd.	1,271	114,174
Imperial Brands PLC	21,577	452,569
Informa PLC(a)	52,540	392,861
Intertek Group PLC	3,101	239,522
ITV PLC(a)	43,053	62,736
J Sainsbury PLC	14,391	44,234
JD Sports Fashion PLC(a)	8,833	103,772
Johnson Matthey PLC	9,737	322,593
KAZ Minerals PLC	4,263	38,262
Liberty Global PLC, Class C(a)	1,368	32,353
Lloyds Banking Group PLC(a)	260,519	129,884
Marks & Spencer Group PLC(a)	83,770	155,383
Meggitt PLC(a)	15,011	95,457
Rentokil Initial PLC(a)	101,396	706,950
Rio Tinto PLC	145	10,915
Rolls-Royce Holdings PLC(a)	310,034	469,213
SSE PLC	27,536	564,025
TechnipFMC PLC	22,596	212,402
Tesco PLC	70,238	221,655
WH Smith PLC(a)	2,660	54,853
Wm Morrison Supermarkets PLC	114,042	275,948
WPP PLC	12,446	134,865

		9,585,716

United States — 55.1%
10X Genomics, Inc., Class A(a)	805	113,988
3M Co.	20,220	3,534,254
Abbott Laboratories	12,876	1,409,793
AbbVie, Inc.	10,241	1,097,323
ABIOMED, Inc.(a)	588	190,630
Activision Blizzard, Inc.	6,114	567,685
Acuity Brands, Inc.	177	21,433
Adobe, Inc.(a)	5,695	2,848,183
Aflac, Inc.	1,981	88,095
Agilent Technologies, Inc.	7,410	878,011
Air Lease Corp.	1,740	77,291
Air Products & Chemicals, Inc.	6,270	1,713,089
Akamai Technologies, Inc.(a)	1,877	197,066
Alaska Air Group, Inc.(a)	11,996	623,792
Albertsons Cos., Inc., Class A(a)	3,999	70,302
Alexion Pharmaceuticals, Inc.(a)	1,579	246,703
Align Technology, Inc.(a)	311	166,192
Allakos, Inc.(a)	187	26,180
Allegro MicroSystems, Inc.(a)	1,160	30,926
Ally Financial, Inc.	527	18,793
Alphabet, Inc., Class A(a)	2,152	3,771,681
Alphabet, Inc., Class C(a)	1,489	2,608,549
Alteryx, Inc., Class A(a)	298	36,293
Amazon.com, Inc.(a)	2,944	9,588,402
American Express Co.	14,609	1,766,374
American International Group, Inc.	5,951	225,305
American Tower Corp.	6,700	1,503,882

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Amgen, Inc.	4,999	$1,149,370
Analog Devices, Inc.	5,005	739,389
ANSYS, Inc.(a)	643	233,923
Antero Midstream Corp.	2,868	22,112
Anthem, Inc.	759	243,707
Apple, Inc.	108,292	14,368,981
Applied Materials, Inc.	700	60,410
Aptiv PLC(a)	440	57,328
Aramark	2,631	101,241
Archer-Daniels-Midland Co.	3,937	198,464
Arista Networks, Inc.(a)	1,616	469,561
Asana, Inc.(a)	494	14,598
Aspen Technology, Inc.(a)	335	43,634
AT&T, Inc.	48,170	1,385,369
Automatic Data Processing, Inc.	2,711	477,678
Avangrid, Inc.	16,732	760,469
Baker Hughes, Inc. Class A	5,672	118,261
Ball Corp.	283	26,370
Bandwidth, Inc., Class A(a)	1,046	160,739
Bank of America Corp.	45,975	1,393,502
Bank of New York Mellon Corp.	37,347	1,585,007
Bank OZK	557	17,417
Bausch Health Cos., Inc.(a)	2,159	44,795
Becton Dickinson and Co.	7,145	1,787,822
Berkshire Hathaway, Inc., Class A(a)	1	347,815
Berkshire Hathaway, Inc., Class B(a)	3,110	721,116
Biogen, Inc.(a)	1,610	394,225
Bio-Rad Laboratories, Inc., Class A(a)	389	226,764
Boeing Co.(a)	2,427	519,524
BorgWarner, Inc.	942	36,399
Boston Scientific Corp.(a)	15,697	564,307
Boyd Gaming Corp.(a)	1,416	60,775
Bright Horizons Family Solutions, Inc.(a)	1,380	238,726
Brighthouse Financial, Inc.(a)	1,717	62,164
Bristol-Myers Squibb Co.	68,725	4,263,012
Brixmor Property Group, Inc.	5,715	94,583
Brown-Forman Corp., Class B	1,261	100,161
C.H. Robinson Worldwide, Inc.	366	34,356
Cadence Design Systems, Inc.(a)	6,609	901,666
Caesars Entertainment, Inc.(a)	2,082	154,630
Camden Property Trust	1,375	137,390
Capital One Financial Corp.	3,024	298,922
CarMax, Inc.(a)	1,900	179,474
Carrier Global Corp.	2,201	83,022
Catalent, Inc.(a)	918	95,536
Caterpillar, Inc.	1,930	351,299
Cboe Global Markets, Inc.	4,232	394,084
Centene Corp.(a)	11,051	663,392
Cerner Corp.	17,516	1,374,656
Charles Schwab Corp.	4,699	249,235
Chegg, Inc.(a)	1,004	90,691
Cheniere Energy, Inc.(a)	10,142	608,824
Chevron Corp.	6,978	589,292
Chipotle Mexican Grill, Inc.(a)	324	449,294
Ciena Corp.(a)	1,569	82,922
Cigna Corp.	2,477	515,662
Cimarex Energy Co.	600	22,506
Cirrus Logic, Inc.(a)	385	31,647
Cisco Systems, Inc.	15,837	708,706
Citigroup, Inc.	16,993	1,047,788
Cloudflare, Inc., Class A(a)	2,694	204,717

Security	Shares	Value

United States (continued)
Coca-Cola Co.	54,396	$2,983,077
Cognex Corp.	2,639	211,872
Cognizant Technology Solutions Corp., Class A	1,106	90,637
Coherent, Inc.(a)	201	30,154
Colgate-Palmolive Co.	5,736	490,485
Columbia Sportswear Co.(a)	1,652	144,352
Comcast Corp., Class A	16,288	853,491
Comerica, Inc.	4,681	261,481
Commerce Bancshares, Inc.	430	28,251
Consolidated Edison, Inc.	35,421	2,559,876
Continental Resources, Inc.(a)	6,636	108,167
Cooper Cos., Inc.	586	212,906
Copart, Inc.(a)	5,016	638,286
CoStar Group, Inc.(a)	479	442,730
Costco Wholesale Corp.	1,364	513,928
Cummins, Inc.	8,502	1,930,804
CVS Health Corp.	6,767	462,186
Danaher Corp.	14,538	3,229,471
Datadog, Inc., Class A(a)	1,628	160,260
Deere & Co.	1,935	520,612
Dell Technologies, Inc., Class C(a)	4,392	321,890
Delta Air Lines, Inc.(a)	5,509	221,517
Devon Energy Corp.	6,401	101,200
DexCom, Inc.(a)	414	153,064
Diamondback Energy, Inc.	3,750	181,500
Discovery, Inc., Class C(a)	4,041	105,834
DocuSign, Inc.(a)	1,011	224,745
Dolby Laboratories, Inc., Class A	3,936	382,304
Donaldson Co., Inc.	474	26,487
DuPont de Nemours, Inc.	859	61,083
East West Bancorp, Inc.	1,494	75,761
Eaton Corp. PLC	2,621	314,887
Ecolab, Inc.	3,974	859,815
Edwards Lifesciences Corp.(a)	15,048	1,372,829
Elanco Animal Health, Inc.(a)	8,356	256,279
Eli Lilly & Co.	2,114	356,928
Emerson Electric Co.	746	59,956
EQT Corp.(a)	18,073	229,708
Equinix, Inc.	2,718	1,941,141
Equitable Holdings, Inc.	3,356	85,880
Equitrans Midstream Corp.	14,385	115,655
Essent Group Ltd.	7,938	342,922
Estee Lauder Cos., Inc., Class A	2,087	555,539
Eversource Energy	2,211	191,274
Exxon Mobil Corp.	46,506	1,916,977
Facebook, Inc., Class A(a)	21,915	5,986,301
FactSet Research Systems, Inc.	2,747	913,377
FedEx Corp.	2,401	623,348
Fidelity National Information Services, Inc.	660	93,364
First Horizon Corp.	18,669	238,216
First Republic Bank	2,409	353,954
First Solar, Inc.(a)	2,672	264,314
Fiserv, Inc.(a)	6,948	791,099
FLIR Systems, Inc.	1,958	85,819
Flowserve Corp.	699	25,758
Foot Locker, Inc.	1,870	75,623
Fox Corp., Class A	3,764	109,608
Fox Corp., Class B(a)	1,616	46,670
Franklin Resources, Inc.	19,736	493,203
Freeport-McMoRan, Inc.(a)	5,670	147,533
Gap, Inc.(a)	20,221	408,262

16	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
General Electric Co.	64,113	$692,420
Genuine Parts Co.	1,450	145,624
Gilead Sciences, Inc.	12,039	701,392
Global Payments, Inc.	81	17,449
GoodRx Holdings, Inc., Class A(a)(c)	954	38,484
Grand Canyon Education, Inc.(a)	309	28,771
Guardant Health, Inc.(a)	111	14,306
H&R Block, Inc.	14,044	222,738
Halliburton Co.	24,431	461,746
Harley-Davidson, Inc.	1,107	40,627
Hasbro, Inc.	5,142	480,983
HealthEquity, Inc.(a)	485	33,809
Henry Schein, Inc.(a)	11,968	800,180
Hess Corp.	6,842	361,189
Hewlett Packard Enterprise Co.	88,084	1,043,795
Hill-Rom Holdings, Inc.	991	97,088
HollyFrontier Corp.	1,130	29,211
Home Depot, Inc.	9,276	2,463,891
Horizon Therapeutics PLC(a)	2,964	216,817
Hormel Foods Corp.	15,425	718,959
HubSpot, Inc.(a)	1,161	460,267
Humana, Inc.	895	367,192
Hyatt Hotels Corp., Class A(a)	8,844	656,667
IDACORP, Inc.	3,677	353,102
IDEXX Laboratories, Inc.(a)	1,209	604,343
Illinois Tool Works, Inc.	634	129,260
Illumina, Inc.(a)	2,295	849,150
Incyte Corp.(a)	3,588	312,084
Ingersoll Rand, Inc.(a)	4,230	192,719
Intel Corp.	22,018	1,096,937
International Business Machines Corp.	11,886	1,496,210
International Flavors & Fragrances, Inc.	1,941	211,258
International Game Technology PLC(a)	31,424	532,323
Intuit, Inc.	5,385	2,045,492
Invesco Ltd.	11,854	206,615
Ionis Pharmaceuticals, Inc.(a)	2,949	166,736
JetBlue Airways Corp.(a)	3,995	58,087
Johnson & Johnson	17,044	2,682,385
Johnson Controls International PLC	3,209	149,507
Jones Lang LaSalle, Inc.(a)	643	95,402
JPMorgan Chase & Co.	3,079	391,249
Juniper Networks, Inc.	5,455	122,792
Kellogg Co.	569	35,409
Keysight Technologies, Inc.(a)	1,022	134,996
Kimco Realty Corp.	5,890	88,409
Kinder Morgan, Inc.	86,752	1,185,900
Kohl’s Corp.(a)	1,039	42,277
Laboratory Corp. of America Holdings(a)	824	167,725
Lam Research Corp.	122	57,617
Las Vegas Sands Corp.(a)	6,548	390,261
LendingTree, Inc.(a)	554	151,680
Lennox International, Inc.	542	148,492
Lincoln National Corp.	3,714	186,851
Lockheed Martin Corp.	1,566	555,899
Lumentum Holdings, Inc.(a)	337	31,948
M&T Bank Corp.	2,992	380,882
Marathon Oil Corp.	12,203	81,394
Marathon Petroleum Corp.	1,892	78,253
Marriott Vacations Worldwide Corp.(a)	650	89,193
Marsh & McLennan Cos., Inc.	18,545	2,169,765
Masimo Corp.(a)	1,914	513,679

Security	Shares	Value

United States (continued)
Mastercard, Inc., Class A	12,132	$4,330,396
Merck & Co., Inc.	38,407	3,141,693
MetLife, Inc.	5,130	240,854
MGIC Investment Corp.	14,218	178,436
MGM Resorts International	5,681	179,008
Microsoft Corp.	47,835	10,639,461
Moderna, Inc.(a)	463	48,370
Mondelez International, Inc., Class A	1,103	64,492
Moody’s Corp.	3,630	1,053,571
Morgan Stanley	5,832	399,667
National Instruments Corp.	6,431	282,578
Netflix, Inc.(a)	3,046	1,647,064
New Relic, Inc.(a)	2,140	139,956
New York Community Bancorp, Inc.	13,048	137,656
Newmont Corp.	3,019	180,808
NextEra Energy, Inc.	4,249	327,810
NIKE, Inc., Class B	23,821	3,369,957
Nordstrom, Inc.(a)	1,133	35,361
Northrop Grumman Corp.	1,987	605,479
NOV, Inc.	9,979	137,012
NVIDIA Corp.	7,825	4,086,215
Oak Street Health, Inc.(a)	309	18,898
Okta, Inc.(a)	987	250,955
Old Dominion Freight Line, Inc.	202	39,426
ONEOK, Inc.	1,271	48,781
Oracle Corp.	14,722	952,366
Palo Alto Networks, Inc.(a)	197	70,012
Paylocity Holding Corp.(a)	155	31,916
PayPal Holdings, Inc.(a)	8,384	1,963,533
PennyMac Financial Services, Inc.	7,031	461,374
Penumbra, Inc.(a)	1,914	334,950
PepsiCo, Inc.	13,219	1,960,378
Phillips 66	36,649	2,563,231
Pinnacle Financial Partners, Inc.	4,085	263,074
Planet Fitness, Inc., Class A(a)	7,218	560,333
PotlatchDeltic Corp.	2	100
PPG Industries, Inc.	3,338	481,406
Premier, Inc., Class A	2,164	75,956
Progressive Corp.	1,193	117,964
Prologis, Inc.	10,441	1,040,550
Proto Labs, Inc.(a)	191	29,299
Prudential Financial, Inc.	8,192	639,549
Public Service Enterprise Group, Inc.	7,560	440,748
Qualcomm, Inc.	2,101	320,066
Quest Diagnostics, Inc.	3,214	383,012
Quidel Corp.(a)	498	89,466
Radian Group, Inc.	11,292	228,663
Ralph Lauren Corp.(a)	429	44,504
Regency Centers Corp.	2,390	108,960
Regeneron Pharmaceuticals, Inc.(a)	1,116	539,151
Reinsurance Group of America, Inc.	142	16,458
ResMed, Inc.	3,185	677,004
Rocket Cos., Inc., Class A(a)(c)	24,498	495,350
Rockwell Automation, Inc.	1,818	455,973
Roper Technologies, Inc.	1,261	543,604
salesforce.com, Inc.(a)	13,642	3,035,754
SBA Communications Corp.	886	249,967
Schlumberger NV	25,613	559,132
SEI Investments Co.	660	37,930
ServiceNow, Inc.(a)	2,806	1,544,507
Silicon Laboratories, Inc.(a)	4,146	527,952

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Simon Property Group, Inc.	6,998	$596,789
Skechers USA, Inc., Class A(a)	16,459	591,536
Skyworks Solutions, Inc.	2,431	371,651
SL Green Realty Corp.	1,761	104,920
South State Corp.	860	62,178
Southwest Airlines Co.(a)	7,195	335,359
State Street Corp.	548	39,883
Stryker Corp.	738	180,840
T. Rowe Price Group, Inc.	1,442	218,304
Tandem Diabetes Care, Inc.(a)	1,166	111,563
Tapestry, Inc.(a)	4,943	153,628
Teladoc Health, Inc.(a)	3,524	704,659
Terminix Global Holdings, Inc.(a)	527	26,882
Tesla, Inc.(a)	5,159	3,640,552
Texas Instruments, Inc.	16,389	2,689,927
Thermo Fisher Scientific, Inc.	2,839	1,322,349
TJX Cos., Inc.	19,593	1,338,006
Toro Co.	5,161	489,469
Travelers Cos., Inc.	14,014	1,967,145
Truist Financial Corp.	6,605	316,578
Twitter, Inc.(a)	30,634	1,658,831
U.S. Bancorp	14,109	657,338
Ubiquiti, Inc.	526	146,496
Under Armour, Inc., Class A(a)	26,806	460,259
United Parcel Service, Inc., Class B	6,571	1,106,556
United Therapeutics Corp.(a)	388	58,895
UnitedHealth Group, Inc.	6,600	2,314,488
Universal Display Corp.	95	21,831
Unum Group	10,962	251,468
Vail Resorts, Inc.(a)	3,162	882,072
Valero Energy Corp.	2,577	145,781
Varian Medical Systems, Inc.(a)	98	17,151
Veeva Systems, Inc., Class A(a)	1,314	357,736
VEREIT Inc.	3,011	113,786
Vertex Pharmaceuticals, Inc.(a)	2,729	644,972
VF Corp.	872	74,478
Viatris, Inc.(a)	36,387	681,892
Visa, Inc., Class A	17,420	3,810,277
VMware, Inc., Class A(a)(c)	2,364	331,575
Vontier Corp.(a)	1,117	37,308
W.R. Berkley Corp.	1,501	99,696
Walt Disney Co.(a)	13,097	2,372,914
Waste Connections, Inc.	673	69,030
Waters Corp.(a)	1,450	358,759
Wells Fargo & Co.	36,012	1,086,842
Wendy’s Co.	12,937	283,579
West Pharmaceutical Services, Inc.	970	274,811
Western Alliance Bancorp	655	39,267
Williams Cos., Inc.	34,048	682,662
Workday, Inc., Class A(a)	538	128,910
Wyndham Hotels & Resorts, Inc.	2,937	174,575
Xcel Energy, Inc.	826	55,069
Xilinx, Inc.	508	72,019
Xylem, Inc.	10,673	1,086,405
Zendesk, Inc.(a)	698	99,898
Zions Bancorp NA	4,302	186,879

Security	Shares	Value

United States (continued)
Zoetis, Inc.	4,940	$817,570
Zoom Video Communications, Inc., Class A(a)	1,674	564,674

		231,961,243

Total Common Stocks — 96.7% (Cost: $327,391,342)		407,367,899

Preferred Securities

Preferred Stocks — 0.6%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares	346,938	1,824,761
Itau Unibanco Holding SA, Preference Shares	32,049	196,143

		2,020,904

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares	228	15,359
Porsche Automobil Holding SE, Preference Shares	2,520	174,074

		189,433

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	56,893	32,155

South Korea — 0.0%
Hyundai Motor Co., Preference Shares(a)	427	35,323
Samsung Electronics Co. Ltd., Preference Shares	1,047	71,026

		106,349

Total Preferred Securities — 0.6% (Cost: $1,817,319)		2,348,841

Rights

China — 0.0%
Legend Holdings Corp., (Expires 05/19/23)(a)	1,700	—

Spain — 0.0%
Repsol SA, (Expires 01/26/21)(a)	26,640	9,135

United States — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/21)(a)(c)	6,002	4,142

Total Rights — 0.0% (Cost: $22,133)		13,277

Warrants

Switzerland — 0.0%
Cie Financiere Richemont SA, (Expires 09/13/23)(a)	58,924	15,308

Total Warrants — 0.0% (Cost: $ — )		15,308

Total Long-Term Investments — 97.3% (Cost: $329,230,794)		409,745,325

18	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(e)(f)		8,459,813	$8,459,813
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)(f)(g)		611,117	611,301

			9,071,114

		Par (000)

Time Deposits — 0.5%

Australia — 0.2%
Brown Brothers Harriman & Co.
(0.22%), 02/01/21	AUD	446	344,023
(0.20%), 02/01/21	NOK	3,886	453,140

			797,163

Canada — 0.2%
Brown Brothers Harriman & Co., 0.01%, 02/01/21	CAD	785	617,076

France — 0.0%
BNP Paribas SA, (0.70%), 02/01/21	EUR	49	60,472

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 02/01/21	HKD	498	64,279

Japan — 0.0%
Sumitomo Bank Tokyo, (0.30%), 02/01/21	JPY	3,682	35,657

Security		Par (000)	Value

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 02/01/21	SGD	3	$1,933

South Africa — 0.1%
Brown Brothers Harriman & Co., 3.45%, 02/01/21	ZAR	7,092	482,591

United Kingdom — 0.0%
Citibank NA, New York, 0.01%, 02/01/21	GBP	17	23,133

			2,082,304

Total Short-Term Securities — 2.6% (Cost: $11,153,125)			11,153,418

Total Investments — 99.9% (Cost: $340,383,919)			420,898,743
Other Assets Less Liabilities — 0.1%			305,031

Net Assets — 100.0%			$421,203,774

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,390,660	$1,069,153	(a)	$—		$—	$—	$8,459,813	8,459,813	$2,151		$—

SL Liquidity Series, LLC, Money Market Series	4,381,498	—		(3,769,673	)(a)	(492)	(32)	611,301	611,117	8,135	(b)	—

						$(492)	$(32)	$9,071,114		$10,286		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	28	03/19/21	$2,983	$29,004
MSCI Emerging Markets Index	20	03/19/21	1,288	32,156
S&P 500 E-Mini Index	34	03/19/21	6,373	182,220

				$243,380

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$243,380	$—	$—	$—	$243,380

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,339,966	$—	$—	$—	$2,339,966

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$66,936	$—	$—	$—	$66,936

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$11,013,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$68,329	$—	$—	$68,329
Australia	—	5,741,992	—	5,741,992
Austria	29,679	16,888	—	46,567
Bangladesh	363,972	—	—	363,972
Belgium	—	517,639	—	517,639
Brazil	41,455	1,635,934	—	1,677,389
Canada	8,565,031	405	—	8,565,436
China	7,718,240	16,268,593	—	23,986,833
Czech Republic	—	98,311	—	98,311
Denmark	—	3,573,153	—	3,573,153
Finland	—	2,051,980	—	2,051,980
France	548,142	12,849,051	—	13,397,193
Germany	599,411	10,965,616	—	11,565,027
Hong Kong	107,850	3,096,815	—	3,204,665
Hungary	—	956,131	—	956,131
India	—	6,022,465	—	6,022,465
Indonesia	—	570,765	—	570,765
Ireland	2,569,837	1,042,461	—	3,612,298

20	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Israel	$1,206,274	$206,013	$—	$1,412,287
Italy	—	1,614,301	—	1,614,301
Japan	—	26,665,700	—	26,665,700
Luxembourg	—	71,009	—	71,009
Macau	—	464,691	—	464,691
Malaysia	—	687,048	—	687,048
Malta	—	18,189	—	18,189
Mexico	958,391	—	—	958,391
Netherlands	452,367	7,073,862	—	7,526,229
New Zealand	—	83,984	—	83,984
Norway	—	1,795,756	—	1,795,756
Peru	665,266	—	—	665,266
Poland	—	53,709	—	53,709
Portugal	—	371,067	—	371,067
Russia	—	565,129	—	565,129
Saudi Arabia	83,005	129,185	—	212,190
Singapore	—	977,007	—	977,007
South Africa	53,360	1,772,190	—	1,825,550
South Korea	—	6,297,039	7,290	6,304,329
Spain	198,429	2,940,494	—	3,138,923
Sweden	36,538	2,156,546	—	2,193,084
Switzerland	—	11,121,124	—	11,121,124
Taiwan	—	10,193,247	—	10,193,247
Thailand	12,575	776,270	—	788,845
Turkey	26,729	67,011	—	93,740
United Kingdom	516,444	9,069,272	—	9,585,716
United States	231,961,243	—	—	231,961,243
Preferred Securities
Preferred Stocks	—	2,348,841	—	2,348,841
Rights	13,277	—	—	13,277
Warrants	15,308	—	—	15,308
Short-Term Securities
Money Market Funds	8,459,813	—	—	8,459,813
Time Deposits	—	2,082,304	—	2,082,304

	$265,270,965	$155,009,187	$7,290	420,287,442

Investments Valued at NAV(a)				611,301

				$420,898,743

Derivative Financial Instruments(b)
Assets
Equity Contracts	$243,380	$—	$—	$243,380

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) December 31, 2020	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.8%
KBC Group NV(a)	31,351	$2,193,979

Denmark — 2.8%
DSV Panalpina A/S	20,389	3,426,611

Finland — 4.7%
Kone OYJ, Class B	39,337	3,205,184
Neste OYJ	35,484	2,576,272

		5,781,456

France — 35.7%
BNP Paribas SA(a)	99,425	5,248,864
Dassault Systemes SE	8,816	1,788,056
Eiffage SA(a)	14,412	1,393,091
Kering SA	4,769	3,461,023
LVMH Moet Hennessy Louis Vuitton SE	14,024	8,779,037
Pernod Ricard SA	13,846	2,659,075
Safran SA(a)	27,474	3,893,993
Sanofi	39,073	3,787,073
Schneider Electric SE	32,944	4,761,311
Teleperformance	7,891	2,619,664
Vinci SA(a)	27,001	2,689,552
Worldline SA(a)(b)	28,060	2,725,974

		43,806,713

Germany — 19.9%
adidas AG(a)	8,046	2,927,172
Allianz SE, Registered Shares	14,647	3,598,370
CTS Eventim AG & Co. KGaA(a)	15,309	1,023,273
Deutsche Boerse AG	12,178	2,073,576
Deutsche Wohnen SE	52,098	2,779,678
Merck KGaA	15,022	2,576,488
MTU Aero Engines AG	10,230	2,666,645
Puma SE(a)	17,262	1,942,439
Rational AG	2,595	2,414,094
Symrise AG	18,439	2,451,342

		24,453,077

Ireland — 1.2%
Kingspan Group PLC(a)	20,435	1,432,958

Italy — 8.7%
Enel SpA	270,791	2,755,225
Ferrari NV	9,526	2,209,473
FinecoBank Banca Fineco SpA(a)	204,441	3,371,645
Moncler SpA(a)	38,524	2,368,478

		10,704,821

Netherlands — 12.8%
ASML Holding NV	17,872	8,653,211

Security		Shares	Value

Netherlands (continued)
ASR Nederland NV		26,812	$1,072,776
BE Semiconductor Industries NV		25,926	1,556,890
IMCD NV		21,571	2,745,556
QIAGEN NV(a)		32,825	1,702,273

			15,730,706

Portugal — 1.4%
EDP - Energias de Portugal SA		272,432	1,709,921

Spain — 1.4%
Amadeus IT Group SA(a)		23,751	1,753,234

Switzerland — 4.0%
Sika AG, Registered Shares		7,874	2,146,399
STMicroelectronics NV		74,284	2,748,192

			4,894,591

United Kingdom — 3.9%
Linde PLC(a)		11,974	3,157,262
RELX PLC		69,418	1,698,479

			4,855,741

Total Long-Term Investments — 98.3% (Cost: $81,932,639)			120,743,808

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%		997,543	997,543

		Par (000)

Time Deposits — 1.0%

France — 1.0%
BNP Paribas SA, (0.70%), 02/01/21(c)(d)	EUR	912	1,175,956

Total Short-Term Securities — 1.8% (Cost: $2,181,042)			2,173,499

Total Investments — 100.1% (Cost: $84,113,681)			122,917,307

Liabilities in Excess of Other Assets — (0.1)%			(69,237)

Net Assets — 100.0%			$122,848,070

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

22	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$453,145	$544,398	(a)	$—	$—	$—	$997,543	997,543	$144		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	214	(a)	—	(214)	—	—	—	1,480	(c)	—

					$(214)	$—	$997,543		$1,624		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$2,193,979	$—	$2,193,979
Denmark	—	3,426,611	—	3,426,611
Finland	—	5,781,456	—	5,781,456
France	—	43,806,713	—	43,806,713
Germany	2,414,094	22,038,983	—	24,453,077
Ireland	1,432,958	—	—	1,432,958
Italy	—	10,704,821	—	10,704,821
Netherlands	1,702,273	14,028,433	—	15,730,706
Portugal	—	1,709,921	—	1,709,921
Spain	—	1,753,234	—	1,753,234
Switzerland	—	4,894,591	—	4,894,591
United Kingdom	—	4,855,741	—	4,855,741
Short-Term Securities
Money Market Funds	997,543	—	—	997,543
Time Deposits	—	1,175,956	—	1,175,956

	$6,546,868	$116,370,439	$—	$122,917,307

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

December 31, 2020

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

ASSETS
Investments at value — unaffiliated(a)(b)	$411,827,629	$121,919,764
Investments at value — affiliated(c)	9,071,114	997,543
Cash pledged for futures contracts	699,000	—
Foreign currency at value(d)	380,420	—
Receivables:
Securities lending income — affiliated	4,037	501
Capital shares sold	190,819	504,324
Dividends — unaffiliated	742,225	211,800
Dividends — affiliated	240	11
Variation margin on futures contracts	41,820	—
Prepaid expenses	55,761	56,889

Total assets	423,013,065	123,690,832

LIABILITIES
Bank overdraft	—	214
Foreign bank overdraft(e)	—	67,967
Collateral on securities loaned at value	605,175	—
Payables:
Investments purchased	12,672	—
Accounting services fees	267,239	43,478
Capital shares redeemed	480,715	554,183
Deferred foreign capital gain tax	68,099	—
Investment advisory fees	174,873	70,320
Directors’ and Officer’s fees	4,534	3,514
Other accrued expenses	92,735	83,441
Other affiliates	3,579	910
Service and distribution fees	73,490	18,735
Variation margin on futures contracts	26,180	—

Total liabilities	1,809,291	842,762

NET ASSETS	$421,203,774	$122,848,070

NET ASSETS CONSIST OF
Paid-in capital	$333,213,199	$117,106,518
Accumulated earnings	87,990,575	5,741,552

NET ASSETS	$421,203,774	$122,848,070

(a) Investments at cost — unaffiliated	$331,312,813	$83,116,138
(b) Securities loaned at value	$569,388	$—
(c) Investments at cost — affiliated	$9,071,106	$997,543
(d) Foreign currency at cost	$387,253	$—
(e) Foreign bank overdraft at cost	$—	$68,096

24	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

December 31, 2020

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

NET ASSET VALUE

Institutional
Net assets	$87,340,869	$39,370,526

Shares outstanding	3,424,274	2,185,064

Net asset value	$25.51	$18.02

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

Investor A
Net assets	$303,640,744	$79,651,684

Shares outstanding	12,573,758	4,507,128

Net asset value	$24.15	$17.67

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

Investor C
Net assets	$10,824,474	$2,698,233

Shares outstanding	547,074	222,348

Net asset value	$19.79	$12.14

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

Class K
Net assets	$15,387,762	$731,217

Shares outstanding	603,335	40,698

Net asset value	$25.50	$17.97

Shares authorized	2 billion	Unlimited

Par value	$0.10	$0.10

Class R
Net assets	$4,009,925	$396,410

Shares outstanding	184,861	30,171

Net asset value	$21.69	$13.14

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations (unaudited)

Six Months Ended December 31, 2020

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

INVESTMENT INCOME
Dividends — unaffiliated	$3,156,524	$325,670
Dividends — affiliated	2,151	144
Securities lending income — affiliated — net	8,135	1,480
Non-cash dividends — unaffiliated	162,177	28,936
Foreign taxes withheld	(189,880)	(53,648)

Total investment income	3,139,107	302,582

EXPENSES
Investment advisory	1,688,608	407,634
Service and distribution — class specific	447,942	105,019
Transfer agent — class specific	349,879	79,481
Custodian	178,175	26,268
Professional	44,335	51,505
Registration	43,787	40,334
Accounting services	37,153	13,823
Printing and postage	16,752	11,046
Directors and Officer	6,003	5,299
Miscellaneous	24,123	10,882

Total expenses	2,836,757	751,291
Less:
Fees waived and/or reimbursed by the Manager	(727,724)	(32,776)
Transfer agent fees waived and/or reimbursed — class specific	(254,010)	—

Total expenses after fees waived and/or reimbursed	1,855,023	718,515

Net investment income (loss)	1,284,084	(415,933)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	31,646,257	3,046,747
Investments — affiliated	(492)	(214)
Foreign currency transactions	(37,577)	(19,124)
Futures contracts	2,339,966	—

	33,948,154	3,027,409

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	47,142,803	22,384,588
Investments — affiliated	(32)	—
Foreign currency translations	13,650	15,392
Futures contracts	66,936	—

	47,223,357	22,399,980

Net realized and unrealized gain	81,171,511	25,427,389

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,455,595	$25,011,456

See notes to financial statements.

26	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

		BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

	Six Months Ended 12/31/20 (unaudited)	Year Ended 06/30/20	Six Months Ended 12/31/20 (unaudited)	Year Ended 06/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,284,084	$4,742,953	$(415,933)	$3,723
Net realized gain (loss)	33,948,154	(4,969,069)	3,027,409	(1,930,248)
Net change in unrealized appreciation	47,223,357	1,768,991	22,399,980	530,767

Net increase (decrease) in net assets resulting from operations	82,455,595	1,542,875	25,011,456	(1,395,758)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,176,490)	(1,613,181)	—	(145,120)
Investor A	(11,106,083)	(4,905,774)	—	(91,353)
Investor C	(373,623)	(635,057)	—	—
Class K	(566,796)	(147,736)	—	(3,865)
Class R	(162,625)	(132,081)	—	—

Decrease in net assets resulting from distributions to shareholders	(15,385,617)	(7,433,829)	—	(240,338)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,840,612)	(74,802,101)	1,425,631	(18,800,724)

NET ASSETS
Total increase (decrease) in net assets	51,229,366	(80,693,055)	26,437,087	(20,436,820)
Beginning of period	369,974,408	450,667,463	96,410,983	116,847,803

End of period	$421,203,774	$369,974,408	$122,848,070	$96,410,983

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock Advantage Global Fund, Inc.

		Institutional

	Six Months Ended 12/31/20 (unaudited)			Year Ended June 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$21.48		$21.66	$21.63	$25.83	$21.85	$25.78

Net investment income(a)	0.10		0.31	0.36	0.29	0.11	0.04
Net realized and unrealized gain (loss)	4.90		(0.06)	0.43	2.82	4.15	(2.87)

Net increase (decrease) from investment operations	5.00		0.25	0.79	3.11	4.26	(2.83)

Distributions(b)
From net investment income		(0.35)	(0.43)	(0.32)	(0.37)	(0.28)	—
From net realized gain		(0.62)	—	(0.44)	(6.94)	—	(1.10)

Total distributions		(0.97)	(0.43)	(0.76)	(7.31)	(0.28)	(1.10)

Net asset value, end of period	$25.51		$21.48	$21.66	$21.63	$25.83	$21.85

Total Return(c)
Based on net asset value	23.42	%(d)	1.08%	4.03%	12.43%	19.60%	(10.94)%

Ratios to Average Net Assets
Total expenses	1.14	%(e)	1.15%	1.14%	1.16%	1.17%	1.07%

Total expenses after fees waived and/or reimbursed	0.71	%(e)	0.71%	0.72%	0.88%	1.13%	1.07%

Net investment income	0.87	%(e)	1.46%	1.72%	1.20%	0.47%	0.17%

Supplemental Data
Net assets, end of period (000)	$87,341		$75,805	$87,759	$114,870	$258,047	$250,041

Portfolio turnover rate		159%	182%	137%	189%	59%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

28	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Investor A

	Six Months Ended 12/31/20 (unaudited)		Year Ended June 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$20.36		$20.55	$20.56	$24.85	$21.00	$24.90

Net investment income (loss)(a)	0.07		0.24	0.30	0.25	0.01	(0.04)
Net realized and unrealized gain (loss)	4.64		(0.05)	0.40	2.67	3.99	(2.76)

Net increase (decrease) from investment operations	4.71		0.19	0.70	2.92	4.00	(2.80)

Distributions(b)
From net investment income	(0.30)		(0.38)	(0.27)	(0.27)	(0.15)	—
From net realized gain	(0.62)		—	(0.44)	(6.94)	—	(1.10)

Total distributions	(0.92)		(0.38)	(0.71)	(7.21)	(0.15)	(1.10)

Net asset value, end of period	$24.15		$20.36	$20.55	$20.56	$24.85	$21.00

Total Return(c)
Based on net asset value	23.26	%(d)	0.84%	3.77%	12.10%	19.10%	(11.21)%

Ratios to Average Net Assets
Total expenses	1.47	%(e)	1.46%	1.46%	1.53%	1.54%	1.42%

Total expenses after fees waived and/or reimbursed	0.96	%(e)	0.96%	0.97%	1.16%	1.50%	1.42%

Net investment income (loss)	0.62	%(e)	1.21%	1.48%	1.06%	0.06%	(0.20)%

Supplemental Data
Net assets, end of period (000)	$303,641		$242,123	$289,752	$324,978	$395,690	$382,069

Portfolio turnover rate	159%		182%	137%	189%	59%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Investor C

	Six Months Ended 12/31/20 (unaudited)		Year Ended June 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.58		$16.79	$16.87	$21.45	$18.15	$21.86

Net investment income(a)	(0.01)		0.08	0.11	0.04	(0.16)	(0.19)
Net realized and unrealized gain (loss)	3.77		(0.05)	0.34	2.31	3.46	(2.42)

Net increase (decrease) from investment operations	3.76		0.03	0.45	2.35	3.30	(2.61)

Distributions(b)
From net investment income	—		(0.24)	(0.09)	—	—	—
From net realized gain	(0.55)		—	(0.44)	(6.93)	—	(1.10)

Total distributions	(0.55)		(0.24)	(0.53)	(6.93)	—	(1.10)

Net asset value, end of period	$19.79		$16.58	$16.79	$16.87	$21.45	$18.15

Total Return(c)
Based on net asset value	22.79	%(d)	0.11%	2.99%	11.23%	18.18%	(11.93)%

Ratios to Average Net Assets
Total expenses	2.42	%(e)	2.32%	2.28%	2.34%	2.32%	2.22%

Total expenses after fees waived and/or reimbursed	1.71	%(e)	1.71%	1.72%	1.95%	2.29%	2.22%

Net investment income (loss)	(0.10	)%(e)	0.46%	0.65%	0.23%	(0.81)%	(1.01)%

Supplemental Data
Net assets, end of period (000)	$10,824		$35,626	$52,125	$90,299	$135,507	$245,795

Portfolio turnover rate	159%		182%	137%	189%	59%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

30	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Advantage Global Fund, Inc. (continued)

		Class K
	Six Months Ended 12/31/20 (unaudited)				Period from
				Year Ended June 30,	01/25/18	(a)
			2020	2019	to 06/30/18

Net asset value, beginning of period	$21.48		$21.66	$21.63	$23.12

Net investment income(b)	0.11		0.32	0.41	0.29
Net realized and unrealized gain (loss)	4.89		(0.06)	0.39	(1.78)

Net increase (decrease) from investment operations	5.00		0.26	0.80	(1.49)

Distributions(c)
From net investment income		(0.36)	(0.44)	(0.33)	—
From net realized gain		(0.62)	—	(0.44)	—

Total distributions		(0.98)	(0.44)	(0.77)	—

Net asset value, end of period	$25.50		$21.48	$21.66	$21.63

Total Return(d)
Based on net asset value	23.43	%(e)	1.13%	4.09%	(6.44	)%(e)

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.09%	1.03%	1.07	%(f)(g)

Total expenses after fees waived and/or reimbursed	0.66	%(f)	0.66%	0.66%	0.66	%(f)

Net investment income	0.92	%(f)	1.53%	1.98%	3.09	%(f)

Supplemental Data
Net assets, end of period (000)	$15,388		$12,108	$10,625	$4,616

Portfolio turnover rate		159%	182%	137%	189%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.07%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Class R

	Six Months Ended 12/31/20 (unaudited)		Year Ended June 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$18.33		$18.52	$18.60	$23.07	$19.48	$23.27

Net investment income (loss)(a)	0.04		0.18	0.21	0.17	(0.07)	(0.11)
Net realized and unrealized gain (loss)	4.16		(0.06)	0.37	2.47	3.70	(2.58)

Net increase (decrease) from investment operations	4.20		0.12	0.58	2.64	3.63	(2.69)

Distributions(b)
From net investment income	(0.22)		(0.31)	(0.22)	(0.17)	(0.04)	—
From net realized gain	(0.62)		—	(0.44)	(6.94)	—	(1.10)

Total distributions	(0.84)		(0.31)	(0.66)	(7.11)	(0.04)	(1.10)

Net asset value, end of period	$21.69		$18.33	$18.52	$18.60	$23.07	$19.48

Total Return(c)
Based on net asset value	23.06	%(d)	0.58%	3.52%	11.79%	18.67%	(11.54)%

Ratios to Average Net Assets
Total expenses	1.71	%(e)	1.77%	1.79%	1.87%	1.92%	1.77%

Total expenses after fees waived and/or reimbursed	1.21	%(e)	1.21%	1.22%	1.43%	1.88%	1.77%

Net investment income (loss)	0.37	%(e)	0.98%	1.18%	0.80%	(0.33)%	(0.56)%

Supplemental Data
Net assets, end of period (000)	$4,010		$4,313	$10,407	$16,716	$19,642	$21,091

Portfolio turnover rate	159%		182%	137%	189%	59%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

32	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock EuroFund

		Institutional

	Six Months Ended 12/31/20 (unaudited)			Year Ended June 30,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$14.31		$14.40	$15.06	$14.78	$13.25		$15.51

Net investment income (loss)(a)		(0.05)	0.02	0.13	0.13	0.16	(b)	0.25
Net realized and unrealized gain (loss)	3.76		(0.04)	(0.45)	0.33	1.67		(2.28)

Net increase (decrease) from investment operations	3.71		(0.02)	(0.32)	0.46	1.83		(2.03)

Distributions from net investment income(c)	—		(0.07)	(0.34)	(0.18)	(0.30)		(0.23)

Net asset value, end of period	$18.02		$14.31	$14.40	$15.06	$14.78		$13.25

Total Return(d)
Based on net asset value	25.93	%(e)	(0.17)%	(1.77)%	3.12%	14.14%		(13.22)%

Ratios to Average Net Assets
Total expenses	1.24	%(f)	1.24%	1.23%	1.11%	1.10%		1.07%

Total expenses after fees waived and/or reimbursed	1.18	%(f)	1.18%	1.17%	1.08%	1.10%		1.07%

Net investment income (loss)	(0.63	)%(f)	0.14%	0.92%	0.87%	1.19	%(b)	1.72%

Supplemental Data
Net assets, end of period (000)	$39,371		$26,476	$33,178	$43,686	$146,685		$162,627

Portfolio turnover rate		17%	39%	153%	98%	93%		100%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock EuroFund (continued)

		Investor A

	Six Months Ended 12/31/20 (unaudited)			Year Ended June 30,
			2020		2019	2018	2017		2016

Net asset value, beginning of period	$14.05		$14.11		$14.78	$14.49	$12.98		$15.23

Net investment income (loss)(a)		(0.06)	(0.00	)(b)	0.08	0.18	0.13	(c)	0.20
Net realized and unrealized gain (loss)	3.68		(0.04)		(0.44)	0.26	1.64		(2.23)

Net increase (decrease) from investment operations	3.62		(0.04)		(0.36)	0.44	1.77		(2.03)

Distributions from net investment income(d)	—		(0.02)		(0.31)	(0.15)	(0.26)		(0.22)

Net asset value, end of period	$17.67		$14.05		$14.11	$14.78	$14.49		$12.98

Total Return(e)
Based on net asset value	25.76	%(f)	(0.30)%		(2.08)%	3.02%	13.92%		(13.41)%

Ratios to Average Net Assets
Total expenses	1.42	%(g)	1.40%		1.45%	1.31%	1.32%		1.28%

Total expenses after fees waived and/or reimbursed	1.36	%(g)	1.34%		1.39%	1.28%	1.32%		1.28%

Net investment income (loss)	(0.80	)%(g)	(0.01)%		0.56%	1.19%	0.97	%(c)	1.46%

Supplemental Data
Net assets, end of period (000)	$79,652		$65,887		$78,418	$149,540	$165,427		$178,374

Portfolio turnover rate		17%	39%		153%	98%	93%		100%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

34	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock EuroFund (continued)

		Investor C

	Six Months Ended 12/31/20 (unaudited)			Year Ended June 30,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$9.68		$9.79	$10.36	$10.16	$9.17		$10.82

Net investment income(a)		(0.08)	(0.08)	(0.02)	0.05	0.01	(b)	0.07
Net realized and unrealized gain (loss)	2.54		(0.03)	(0.31)	0.18	1.15		(1.58)

Net increase (decrease) from investment operations	2.46		(0.11)	(0.33)	0.23	1.16		(1.51)

Distributions from net investment income(c)	—		—	(0.24)	(0.03)	(0.17)		(0.14)

Net asset value, end of period	$12.14		$9.68	$9.79	$10.36	$10.16		$9.17

Total Return(d)
Based on net asset value	25.41	%(e)	(1.12)%	(2.82)%	2.27%	12.94%		(14.08)%

Ratios to Average Net Assets
Total expenses	2.20	%(f)	2.19%	2.20%	2.08%	2.13%		2.09%

Total expenses after fees waived and/or reimbursed	2.14	%(f)	2.13%	2.14%	2.04%	2.13%		2.09%

Net investment income (loss)	(1.51	)%(f)	(0.85)%	(0.17)%	0.43%	0.14	%(b)	0.67%

Supplemental Data
Net assets, end of period (000)	$2,698		$3,088	$4,179	$7,533	$8,038		$13,659

Portfolio turnover rate		17%	39%	153%	98%	93%		100%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock EuroFund (continued)

		Class K
	Six Months Ended 12/31/20 (unaudited)				Period from
				Year Ended June 30,	01/25/18	(a)
			2020	2019	to 06/30/18

Net asset value, beginning of period	$14.26		$14.34	$15.08	$16.57

Net investment income (loss)(b)		(0.04)	0.03	0.14	0.26
Net realized and unrealized gain (loss)	3.75		(0.02)	(0.46)	(1.75)

Net increase (decrease) from investment operations	3.71		0.01	(0.32)	(1.49)

Distributions from net investment income(c)	—		(0.09)	(0.42)	—

Net asset value, end of period	$17.97		$14.26	$14.34	$15.08

Total Return(d)
Based on net asset value	26.02	%(e)	0.03%	(1.70)%	(8.99	)%(e)

Ratios to Average Net Assets
Total expenses	1.06	%(f)	1.06%	1.11%	0.98	%(f)(g)

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.05%	0.95	%(f)

Net investment income (loss)	(0.44	)%(f)	0.18%	1.00%	3.86	%(f)

Supplemental Data
Net assets, end of period (000)	$731		$601	$710	$1,005

Portfolio turnover rate		17%	39%	153%	98%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.99%.

See notes to financial statements.

36	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock EuroFund (continued)

		Class R

	Six Months Ended 12/31/20 (unaudited)			Year Ended June 30,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$10.46		$10.54	$11.14	$10.96	$9.89		$11.66

Net investment income (loss)(a)		(0.06)	(0.04)	(0.01)	0.09	0.05	(b)	0.11
Net realized and unrealized gain (loss)	2.74		(0.04)	(0.33)	0.18	1.24		(1.71)

Net increase (decrease) from investment operations	2.68		(0.08)	(0.34)	0.27	1.29		(1.60)

Distributions from net investment income(c)	—		—	(0.26)	(0.09)	(0.22)		(0.17)

Net asset value, end of period	$13.14		$10.46	$10.54	$11.14	$10.96		$9.89

Total Return(d)
Based on net asset value	25.62	%(e)	(0.76)%	(2.66)%	2.46%	13.42%		(13.82)%

Ratios to Average Net Assets
Total expenses	1.66	%(f)	1.87%	2.07%	1.81%	1.83%		1.72%

Total expenses after fees waived and/or reimbursed	1.60	%(f)	1.81%	2.01%	1.77%	1.83%		1.72%

Net investment income (loss)	(1.00	)%(f)	(0.42)%	(0.07)%	0.76%	0.54	%(b)	1.08%

Supplemental Data
Net assets, end of period (000)	$396		$359	$363	$786	$1,017		$859

Portfolio turnover rate		17%	39%	153%	98%	93%		100%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock EuroFund (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Advantage Global Fund, Inc. is organized as a Maryland corporation. BlackRock EuroFund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage Global Fund, Inc.	Advantage Global	Diversified
BlackRock EuroFund	EuroFund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the Statements of Operations.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

	(ii)	recapitalizations and other transactions across the capital structure; and

	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

	(ii)	quoted prices for similar investments or assets in active markets; and

	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

	(iii)	relevant news and other public sources; and

	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value

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Notes to Financial Statements (unaudited) (continued)

of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value - unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount

Advantage Global
Barclays Capital, Inc.	$36,306	$(36,306)	$—
BofA Securities, Inc.	25,838	(25,838)	—
Citigroup Global Markets, Inc.	10,292	(10,292)	—
Credit Suisse Securities (USA) LLC	58,780	(58,780)	—
Goldman Sachs & Co.	15,288	(15,288)	—
J.P. Morgan Securities LLC	68,675	(68,675)	—
State Street Bank & Trust Company	354,209	(354,209)	—

	$569,388	$(569,388)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage Global	EuroFund

First $1 billion	0.85%	0.75%
$1 billion — $3 billion	0.80	0.71
$3 billion — $5 billion	0.77	0.68
$5 billion — $10 billion	0.74	0.65
Greater than $10 billion	0.72	0.64

With respect to EuroFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by EuroFund to the Manager.

For the six months ended December 31, 2020, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Fund Name	Amounts Reimbursed

Advantage Global	$ 2,203
EuroFund	552

Service and Distribution Fees: The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Advantage Global	$350,550	$86,768	$10,624	$ 447,942
EuroFund	90,440	13,681	898	105,019

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2020, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage Global	$306	$3,717	$914	$18	$28	$ 4,983
EuroFund	858	1,784	155	1	12	2,810

For the six months ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class R	Class K	Total

Advantage Global	$46,100	$265,006	$33,550	$3,972	$1,251	$ 349,879
EuroFund	31,720	45,394	2,103	203	61	79,481

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Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended December 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

Advantage Global	$ 753
EuroFund	485

For the six months ended December 31, 2020, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

Advantage Global	$1	$ 30
EuroFund	—	50

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through October 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to October 28, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2020, the amounts waived were as follows:

Fund Name	Amounts Waived

Advantage Global	$ 3,142
EuroFund	165

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through October 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.06% of EuroFund’s average daily net assets. The voluntary waiver may be reduced or discontinued at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. During the six months ended December 31, 2020, the Manager waived $32,611 pursuant to this agreement.

With respect to Advantage Global, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

Advantage Global	0.71%	0.96%	1.71%	0.66%	1.21%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through October 31, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Advantage Global. For the six months ended December 31, 2020, the Manager waived and/or reimbursed $724,582 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed – class specific in the Statements of Operations. For the six months ended December 31, 2020, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage Global	$ 25,741	$ 194,896	$ 29,212	$ 1,251	$ 2,910	$ 254,010

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC (“Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the six months ended December 31, 2020, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage Global	$ 1,436
EuroFund	181

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. EuroFund is currently permitted to borrow under the Interfund Lending Program. Advantage Global is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2020, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Advantage Global	$604,576,048	$ 631,305,340
EuroFund	17,608,841	18,097,091

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of June 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

	Advantage Global	EuroFund

Non-expiring capital loss carryforwards	$8,961,241	$ 34,130,399

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Notes to Financial Statements (unaudited) (continued)

As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Advantage Global	EuroFund

Tax cost	$345,550,533	$ 85,658,251

Gross unrealized appreciation	$84,831,961	$ 38,811,170
Gross unrealized depreciation	(9,240,371)	(1,552,113)

Net unrealized appreciation (depreciation)	$75,591,590	$ 37,259,057

9.	BANK BORROWINGS

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/20		Year Ended 06/30/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Advantage Global
Institutional
Shares sold	187,717	$4,468,083	530,504	$11,111,823
Shares issued in reinvestment of distributions	122,734	3,013,121	68,864	1,530,165
Shares redeemed	(415,440)	(9,757,154)	(1,121,872)	(23,282,546)

	(104,989)	$(2,275,950)	(522,504)	$(10,640,558)

Investor A
Shares sold and automatic conversion of shares	1,355,659	$29,638,908	717,729	$14,211,703
Shares issued in reinvestment of distributions	434,436	10,100,634	211,298	4,456,265
Shares redeemed	(1,108,271)	(24,792,953)	(3,135,330)	(63,175,516)

	681,824	$14,946,589	(2,206,303)	$(44,507,548)

Investor C
Shares sold	12,621	$234,727	37,181	$617,024
Shares issued in reinvestment of distributions	19,276	367,401	33,866	584,186
Shares redeemed and automatic conversion of shares	(1,634,021)	(29,038,031)	(1,025,892)	(16,796,727)

	(1,602,124)	$(28,435,903)	(954,845)	$(15,595,517)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/20		Year Ended 06/30/20

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Advantage Global (continued)
Class K
Shares sold	84,258	$1,998,036	348,263	$7,664,452
Shares issued in reinvestment of distributions	23,087	566,796	6,480	143,926
Shares redeemed	(67,639)	(1,613,294)	(281,599)	(6,028,708)

	39,706	$951,538	73,144	$1,779,670

Class R
Shares sold	20,604	$413,029	62,857	$1,132,067
Shares issued in reinvestment of distributions	7,784	162,607	6,948	132,081
Shares redeemed	(78,882)	(1,602,522)	(396,509)	(7,102,296)

	(50,494)	$(1,026,886)	(326,704)	$(5,838,148)

	(1,036,077)	$(15,840,612)	(3,937,212)	$(74,802,101)

	Six Months Ended 12/31/20		Year Ended 06/30/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

EuroFund
Institutional
Shares sold	444,348	$7,017,153	130,041	$1,920,769
Shares issued in reinvestment of distributions	—	—	7,943	116,042
Shares redeemed	(109,583)	(1,744,365)	(591,983)	(7,983,636)

	334,765	$5,272,788	(453,999)	$(5,946,825)

Investor A
Shares sold and automatic conversion of shares	165,775	$2,702,122	96,451	$1,318,690
Shares issued in reinvestment of distributions	—	—	5,312	76,225
Shares redeemed	(349,178)	(5,445,941)	(969,030)	(13,198,357)

	(183,403)	$(2,743,819)	(867,267)	$(11,803,442)

Investor C
Shares sold	15,623	$184,385	9,055	$81,692
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	(112,176)	(1,218,232)	(116,883)	(1,025,607)

	(96,553)	$(1,033,847)	(107,828)	$(943,915)

Class K
Shares sold	2,138	$33,756	8,499	$115,317
Shares issued in reinvestment of distributions	—	—	195	2,829
Shares redeemed	(3,583)	(56,966)	(16,051)	(225,372)

	(1,445)	$(23,210)	(7,357)	$(107,226)

Class R
Shares sold	2,134	$24,944	10,440	$105,794
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(6,300)	(71,225)	(10,554)	(105,110)

	(4,166)	$(46,281)	(114)	$684

	49,198	$1,425,631	(1,436,565)	$(18,800,724)

As of December 31, 2020, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of EuroFund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Advantage Global Fund, Inc. and BlackRock EuroFund (the “Funds”) have adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk.

The Board of Directors (the “Board”) of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	49

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited(a)	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom
Legal Counsel
Accounting Agent	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02111
Address of the Funds
Custodian	100 Bellevue Parkway
Brown Brothers Harriman & Co.	Wilmington, DE 19809
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

(a)	For BlackRock EuroFund.

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Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SGD	Singapore Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	51

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EGSC-12/20-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: March 5, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: March 5, 2021

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